Investor A C and Institutional [Member] Expense Example - Investor A, C and Institutional - BlackRock California Municipal Opportunities Fund	May 31, 2025 USD ($)
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 48
Expense Example, with Redemption, 3 Years	155
Expense Example, with Redemption, 5 Years	272
Expense Example, with Redemption, 10 Years	614
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	494
Expense Example, with Redemption, 3 Years	642
Expense Example, with Redemption, 5 Years	803
Expense Example, with Redemption, 10 Years	1,270
Investor C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	250
Expense Example, with Redemption, 3 Years	467
Expense Example, with Redemption, 5 Years	807
Expense Example, with Redemption, 10 Years	$ 1,559